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                            JPMORGAN U.S. EQUITY FUNDS

                           JPMORGAN EQUITY GROWTH FUND
                                ALL SHARE CLASSES

                         SUPPLEMENT DATED MARCH 31, 2004
                      TO THE PROSPECTUSES DATED MAY 1, 2003

                             JPMORGAN TAX AWARE FUNDS

                    JPMORGAN TAX AWARE LARGE CAP GROWTH FUND
                               SELECT CLASS SHARES

                         SUPPLEMENT DATED MARCH 31, 2004
                     TO THE PROSPECTUSES DATED MARCH 1, 2004

The information under the heading "THE PORTFOLIO MANAGERS" for the Funds in each Prospectus is hereby deleted in its entirety and replaced with the following:

The portfolio management team is led by Marc L. Baylin, Managing Director of JPMIM, and Giri Devulapally, Vice President of JPMIM. Prior to joining JPMIM in 2002, Mr. Baylin worked for T. Rowe Price as both analyst and portfolio manager. Prior to joining JPMIM in 2003, Mr. Devulapally worked for T. Rowe Price as specialized analyst in technology and telecommunications.


                                                                 SUP-EGTALCG-304